Changes in lease liabilities (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure - Changes in lease liabilities [Abstract]
Beginning balance		₩ 5,070,133	₩ 283,806
Changes in accounting policies		0	4,943,584
Increase		280,114	218,800
Decrease		(725,759)	(659,387)
Interest expenses on lease liabilities		111,782	85,950
Effect of exchange rate fluctuations and others	[1]	(115,174)	197,380
Ending balance		₩ 4,621,096	₩ 5,070,133

[1]	Including translation effect of foreign currency lease liabilities and others.